CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Current Assets:
Cash and cash equivalents	$ 1,121,104	$ 1,285,373	$ 509,615
Notes receivable	35,320	125,798	120,182
Accounts receivable	3,350,910	3,273,141	3,639,030
Accounts receivable - related parties			340,026
Inventory	3,565,448	3,263,850	3,379,146
Advances to suppliers - non-related parties	657,592	540,259	129,423
Advances to suppliers - related parties	429,264	357,577	269,498
Prepaid expenses and other current assets	370,150	320,296	269,495
Total Current Assets	9,529,788	9,166,294	8,656,415
Property, plant and equipment, net	7,001,152	6,573,937	7,508,637
Intangible assets, net	1,508,762	1,424,404	1,496,399
Deferred tax assets	47,778	20,743	54,361
Total Assets	18,087,480	17,185,378	17,715,812
Current Liabilities:
Short-term bank loan	1,681,906	2,034,735	2,618,296
Accounts payable	2,455,750	2,637,792	2,732,327
Advance from customers	206,666	43,077	114,158
Promissory notes payable, net of debt discount and loan cost	186,714
Convertible notes payable, net of debt discount and loan cost		514,390
Derivative liability		276,266
Due to related parties	2,535,927	1,716,919	2,105,338
Accrued expenses and other current liabilities	55,099	359,577	368,319
Total Current Liabilities	7,122,062	7,582,756	7,938,438
Total Liabilities	7,122,062	7,582,756	7,938,438
COMMITMENT AND CONTINGENCIES
Stockholders' Equity:
Preferred stock, $.0001 par value, 5,000,000 shares authorized, 5,000,000 shares issued and outstanding	500	500	500
Common stock, $.0001 par value, 195,000,000 shares authorized, 155,582,058 and 114,174,265 shares issued and outstanding as of December 31,2020 and June 30, 2020 respectively	15,558	11,417	11,400
Additional paid in capital	10,595,485	9,243,557	8,829,487
Retained earnings (accumulated deficit)	(626,226)	262,198	539,866
Accumulated other comprehensive income (loss)	538,140	(357,011)	(45,840)
Total Stockholders' Equity attributable to the Company	10,523,457	9,160,661	9,335,413
Noncontrolling interest	441,961	441,961	441,961
Total Stockholders' Equity	10,965,418	9,602,622	9,777,374
Total Liabilities and Stockholders' Equity	$ 18,087,480	$ 17,185,378	$ 17,715,812